LONG-TERM DEBT, NET - Details of Exchangeable Notes Hedges and Warrants (Details) - Senior Notes shares in Millions	Dec. 31, 2020 $ / shares shares
Exchangeable Notes Hedge | 2022 Exchangeable Notes
Long-term Debt
Number of shares | shares	11.8
Approximate Equivalent Exchange Price per Share / Strike Price per Share (USD per share) | $ / shares	$ 43.99
Exchangeable Notes Hedge | 2026 Exchangeable Notes
Long-term Debt
Number of shares | shares	6.6
Approximate Equivalent Exchange Price per Share / Strike Price per Share (USD per share) | $ / shares	$ 87.52
Exchangeable Notes Hedge | 2030 Exchangeable Notes
Long-term Debt
Number of shares | shares	6.8
Approximate Equivalent Exchange Price per Share / Strike Price per Share (USD per share) | $ / shares	$ 84.22
Exchangeable Notes Warrant | 2022 Exchangeable Notes
Long-term Debt
Number of shares | shares	11.8
Approximate Equivalent Exchange Price per Share / Strike Price per Share (USD per share) | $ / shares	$ 68.22
Exchangeable Notes Warrant | 2026 Exchangeable Notes
Long-term Debt
Number of shares | shares	6.6
Approximate Equivalent Exchange Price per Share / Strike Price per Share (USD per share) | $ / shares	$ 134.76
Exchangeable Notes Warrant | 2030 Exchangeable Notes
Long-term Debt
Number of shares | shares	6.8
Approximate Equivalent Exchange Price per Share / Strike Price per Share (USD per share) | $ / shares	$ 134.82